Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Payables and Accruals [Abstract]
Accrued management incentive (LTIP)	$ 94	$ 11,488	$ 17,115
Accrued management incentive (non-LTIP)	14,143	6,273	15,002
Accrued salaries and wages	18,603	12,069	9,851
Base acquisition purchase price due	17,244
Accrued vacation	5,534	7,146	7,577
Accrued severance	2,643	6,065	1,292
Accrued professional fees	1,057	4,036	1,857
Accrued income taxes	1,803	3,408	1,656
Accrued utilities	628	1,114	1,243
Accrued escrow		0	1,433
Other current liabilities	5,030	5,256	4,706
Total	$ 66,779	$ 56,855	$ 61,732